UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   600 University Street, Suite 2304
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa M. Burke
Title:     Chief Compliance Officer
Phone No.: 509-747-0409

Signature, Place, and Date of Signing:

Lisa M. Burke          Seattle, Washington            February 12, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      98

Form 13F Information Table Value Total:      $281,088,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       FORM 13F INFORMATION
TABLE

            COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------------- -------- ---------- ----------------- ---------- -------- -----------------------
                                                          VALUE    SHRS OR  SH/ PUT  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ------- ------ --------

ABBOTT LABORATORIES                 COM        002824100     3104   57500   SH           SOLE                3104
ALCOA INC                           COM        013817101      709   44000   SH           SOLE                 709
ALLSTATE CORP                       COM        020002101     2103   70000   SH           SOLE                2103
AMERICAN DAIRY INC                  COM        025334103      650   30000   SH           SOLE                 650
AMERICAN SCIENCE & ENGINEER         COM        029429107     1395   18400   SH           SOLE                1395
AMGEN INC                           COM        031162100    14043  248235   SH           SOLE               14043
ANNALY CAPITAL MANAGEMENT IN        COM        035710409     1329   76600   SH           SOLE                1329
ARCH COAL INC                       COM        039380100     1689   75900   SH           SOLE                1689
BANK OF AMERICA CORP                COM        060505104     2057  136612   SH           SOLE                2057
BARCLAYS AG LIVESTOCK ETF           COM        06739h743     2544   90327   SH           SOLE                2544
BARRICK GOLD CORP                   COM        067901108    12212  310100   SH           SOLE               12212
BERKSHIRE HATHAWAY INC-CL B         CL B       084670207    13331    4057   SH           SOLE               13331
BH GLOBAL LIMITED                   COM        g1091g113     7109  673873   SH           SOLE                7109
BLACKROCK STRAT DIV ACHVRS TR       COM        09249Y107      681   74625   SH           SOLE                 681
BROCADE COMMUNICATIONS SYS          COM        111621306     2671  350000   SH           SOLE                2671
CHINAEDU CORP-ADR                   SPONS ADR  16945L107      899  122322   SH           SOLE                 899
CLOUGH GLOBAL OPPORTUNITIES         SH BEN INT 18914E106      507   39359   SH           SOLE                 507
COCA COLA ENTERPRISES, INC          COM        191219104      699   32976   SH           SOLE                 699
COMCAST CORP NEW CL A SPL           CL A SPL   20030n200     2922  182525   SH           SOLE                2922
CONOCOPHILLIPS                      COM        20825C104     5066   99200   SH           SOLE                5066
DELL COMPUTER INC.                  COM        24702R101     1078   75100   SH           SOLE                1078
DETREX CORP                         COM        250685104     1379  713649   SH           SOLE                1379
DOUBLE EAGLE PETROLEUM              COM        258570209      112   26010   SH           SOLE                 112
DRYSHIPS INC                        COM        Y2109Q101      268   46133   SH           SOLE                 268
DWS DREMAN VALUE INCOME EDGE        COM NEW    23339M204      330   27327   SH           SOLE                 330
DYNEGY INC-CL A                     CL A       26817G102      222  122700   SH           SOLE                 222
EMERITUS CORP                       COM        291005106      599   31938   SH           SOLE                 599
ENERGY CONV DEVICE 3 06/15/13       NOTE       292659AA7      339  530000   SH           SOLE                 339
ENERGY PARTNERS LTD                 COM NEW    29270u303      342   40000   SH           SOLE                 342
EQUITY RESIDENT PPTYS               SH BEN INT 29476L107      929   27500   SH           SOLE                 929
EXELON CORP                         COM        30161n101     4393   89900   SH           SOLE                4393
EXXON MOBIL CORP                    COM        30231G102     5425   79552   SH           SOLE                5425
FIDELITY NATIONAL FINL-A            CL A       31620R105      875   65000   SH           SOLE                 875
FOOT LOCKER INC                     COM        344849104     1114  100000   SH           SOLE                1114
FORD CAP TRST II 6.5%               PFD TR     345395206     1996   50000   SH           SOLE                1996
GABELLI DIVIDEND & INCOME TR        COM        36242H104     4407  336141   SH           SOLE                4407
GABELLI GLOBAL DEAL FUND            COM        36245G103     1354   93980   SH           SOLE                1354
GENERAL ELECTRIC CO                 COM        369604103     6510  430272   SH           SOLE                6510
GILEAD SCIENCES INC                 COM        375558103     1830   42300   SH           SOLE                1830
H & H HEALTHCARE FD                 SH BEN INT 404052102      614   51801   SH           SOLE                 614
HERSHEY CO/THE                      COM        427866108     2323   64900   SH           SOLE                2323
HRPT PPTYS TR 6.50% SER D           PFD CONV D 40426W507     9495  530455   SH           SOLE                9495
INTEL CORP                          COM        458140100      326   16000   SH           SOLE                 326
INTREPID POTASH INC                 COM        46121Y102     1889   64760   SH           SOLE                1889
ISHARES SILVER TR ISHARES           COM        46428Q109     1495   90400   SH           SOLE                1495
ISILON SYS INC COM                  COM        46432l104     1930  281342   SH           SOLE                1930
JACOBS ENGINEERING GROUP INC        COM        469814107     1128   30000   SH           SOLE                1128
KEY TRONIC CORP                     COM        493144109       72   18624   SH           SOLE                  72
KINROSS GOLD CORP                   COM        496902404     7477  406358   SH           SOLE                7477
KRAFT FOODS INC                     COM        50075N104     3986  146650   SH           SOLE                3986
MARATHON OIL CORP                   COM        565849106      393   12598   SH           SOLE                 393
MARKET VECTORS GOLD MINERS          ETF        57060U100     1386   30000   SH           SOLE                1386
MATRIX SERVICE CO                   COM        576853105      891   83641   SH           SOLE                 891
MEMC ELECTRONIC MATERIALS           COM        552715104      885   65000   SH           SOLE                 885
MICROSOFT CORP                      COM        594918104    25367  832242   SH           SOLE               25367
MONSANTO CO                         COM        61166W101     6933   84802   SH           SOLE                6933
NASDAQ OMX GROUP/THE                COM        631103108      625   31510   SH           SOLE                 625
NEWMONT MINING CORP                 COM        651639106     8341  176300   SH           SOLE                8341
NEXEN INC                           COM        65334H102     2857  119400   SH           SOLE                2857
NOVATEL WIRELESS INC                COM NEW    66987M604      239   30000   SH           SOLE                 239
NRG ENERGY INC                      COM        629377508     2762  117000   SH           SOLE                2762
NYSE EURONEXT                       COM        629491101     3107  122800   SH           SOLE                3107
OLD MUTUAL CLAYMORE L-S FD          COM        68003n103      607   71415   SH           SOLE                 607
PACCAR INC COM                      COM        693718108      294    8100   SH           SOLE                 294
PAN AMERICAN SILVER CORP            COM        697900108     1326   55670   SH           SOLE                1326
PENGROWTH ENERGY TRUST              TR UNIT NEW706902509     4532  364180   SH           SOLE                4532
PETROHAWK ENERGY                    COM        716495106     2939  122530   SH           SOLE                2939
PLAINS EXPL PRODUCTION CO           COM        726505100     3693  133500   SH           SOLE                3693
POWERSHARES BUILD AMER BD ETF       ETF        73937B407      226    9300   SH           SOLE                 226
POWERSHARES DB AGRICULTURE          COM        73936b408     4627  175000   SH           SOLE                4627
POWERSHARES VRDO TF ST BD FD        COM        73936t433     1025   40985   SH           SOLE                1025
PROCTER & GAMBLE CO/THE             COM        742718109      606   10000   SH           SOLE                 606
PROSHARES ULTRA SHORT 500 FUND      COM        74347r883     3745  106856   SH           SOLE                3745
PROSHARES ULTRASHORT 20 YR US TR    COM        74347R297      219    4400   SH           SOLE                 219
PUBLIC STORATE - DEP SHARES A       COM A      74460d729     1915   75515   SH           SOLE                1915
RADVISION LTD                       COM        M81869105      302   50000   SH           SOLE                 302
RED LION HOTELS CORP                COM        756764106      298   60322   SH           SOLE                 298
RED ROBIN GOURMET BURGERS           COM        75689M101      558   31150   SH           SOLE                 558
SAFEWAY INC                         COM        786514208     4445  208800   SH           SOLE                4445
SHAW GROUP INC                      COM        820280105     4635  161200   SH           SOLE                4635
SPDR GOLD TRUST                     COM        78463V107    10978  102300   SH           SOLE               10978
STAMPS.COM INC                      COM NEW    852857200      112   12400   SH           SOLE                 112
SUNOCO INC                          COM        86764P109     4283  164100   SH           SOLE                4283
SYMANTEC CORP                       COM        871503108     1700   95000   SH           SOLE                1700
TAKE-TWO INTERACTIVE SOFTWRE        COM        874054109      452   45000   SH           SOLE                 452
TELECOMMUNICATIONS SYS INC          CL A       87929j103       97   10000   SH           SOLE                  97
UNITED HEALTHCARE CORP              COM        91324P102     2591   85000   SH           SOLE                2591
UNITED STATES STEEL CORP            COM        912909108      336    6100   SH           SOLE                 336
US BANCORP NEW                      COM NEW    902973304      934   41500   SH           SOLE                 934
VERAMARK TECHNOLOGIES INC           COM        923351100      431 1540890   SH           SOLE                 431
VERIZON COMMUNICATIONS              COM        92343v104     3310   99900   SH           SOLE                3310
WEATHERFORD INTL INC                REG        H27013103     5042  281500   SH           SOLE                5042
WESTERN REFINING INC                COM        959319104      561  119213   SH           SOLE                 561
WEYERHAEUSER CO COM                 COM        962166104     1462   33899   SH           SOLE                1462
WISDOMTREE DREYFUS CHNA YUAN FD     COM        97717w182     5300  210238   SH           SOLE                5300
YAHOO! INC                          COM        984332106     2299  137000   SH           SOLE                2299
YAMANA GOLD INC                     COM        98462Y100     7447  654419   SH           SOLE                7447
ZWEIG FUND                          COM        989834106     4016 1213322   SH           SOLE                4016

